Tax Status	12 Months Ended
Dec. 31, 2024
EPB 005 [Member]
Employee Benefit Plan, Tax Status [Line Items]
Tax Status	Note 6 - Tax Status

The IRS issued a determination letter dated September 8, 2015, which stated that the Plan and related trust qualified under applicable provisions of the IRC and, therefore, are exempt from federal income taxes. The Plan has been amended since receiving the latest determination letter. The Plan Administrator and the Plan’s counsel believe that the Plan is currently designed and being operated in compliance with applicable requirements of the IRC.

Accounting principles generally accepted in the United States of America require management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan Administrator has analyzed the tax positions taken by the Plan and has concluded that as of December 31, 2024 and 2023, there are no uncertain positions taken, or expected to be taken, that would require recognition of a liability or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress. The Plan Administrator believes it is no longer subject to income tax examinations for years prior to 2021.